Note 24 - Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions or reversal of provisions Abstract
Provisions. Breakdown by concepts
Provisions. Breakdown by concepts (Millions of Euros)
	Notes	2019	2018	2017
Provisions for pensions and similar obligations	25	4,631	4,787	5,407
Other long term employee benefits	25	61	62	67
Provisions for taxes and other legal contingencies		677	686	756
Provisions for contingent risks and commitments		711	636	578
Other provisions (*)		457	601	669
Total		6,538	6,772	7,477

Provisions for Pensions and Similar Obligations Changes Over the Period
Provisions for pensions and similar obligations. Changes over the year (Millions of Euros)
	Notes	2019	2018	2017
Balance at the beginning		4,787	5,407	6,025
Add
Charges to income for the year		330	126	391
Interest expense and similar charges		65	78	71
Personnel expense	44.1	50	58	62
Provision expense		215	(10)	258
Charges to equity (1)	25	329	41	140
Transfers and other changes		(32)	95	(264)
Less
Benefit payments	25	(718)	(779)	(861)
Employer contributions	25	(65)	(103)	(25)
Balance at the end		4,631	4,787	5,407

Table of Provisions for Taxes, Legal Contingents and Other Provisions
Provisions for taxes, legal contingencies and other provisions. Changes over the year (Millions of Euros)
	2019	2018	2017
Balance at beginning	1,286	1,425	2,028
Additions	396	455	868
Unused amounts reversed during the year	(96)	(184)	(164)
Amount used and other variations	(453)	(410)	(1,306)
Balance at the end	1,134	1,286	1,425